INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
(Benefit) provision for income tax	$(714)	$14	$(684)	$43
Effective income tax rate	16.9%	0.2%	5.8%	0.2%

A reconciliation of the difference between the federal statutory tax rates and the Company’s effective tax rate from continuing operations is as follows:

	2020	2019
Federal statutory rate	21.0%	21.0%
State income tax rate, net of Federal tax benefit	4.0%	3.0%
Meals and entertainment	(0.1)%	(0.2)%
Valuation allowance	(25.0)%	(23.8)%
Naked credit	(0.1)%	(0.1)%
Discontinued operations allocation	0.0%	0.2%
Effective tax rate	(0.2)%	0.1%

Schedule of Components of Income Tax Expense (Benefit)

The benefit from income taxes on continuing operations for the years ended December 31, 2020 and 2019 is comprised of the following:

	2020	2019
Current:
Federal	$-	$(46)
State	16	-
Total current	16	(46)

Deferred:
Federal	23	11
State	14	7
Total deferred	37	18
Benefit from income taxes	$53	$(28)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of significant items comprising the Company’s deferred tax assets and (liabilities) as of December 31, 2020 and 2019 are as follows:

	2020	2019
Deferred tax assets:
Federal net operating loss carryforwards	$17,015	$11,664
State net operating loss carryforwards	2,953	1,834
Compensation	1,492	1,399
Allowances and reserves	436	457
Intangible assets	292	589
State taxes	900	848
Credit carryforward	229	229
163(j) interest	745	141
Leases	54	23
Deferred revenue	95	88
Valuation allowance	(23,684)	(17,027)
	527	245
Deferred tax liability:

Property and equipment	(582)	(263)
Deferred tax liability-net valuation allowance	$(55)	$(18)

Schedule of Unrecognized Tax Benefits Roll Forward

The following table summarizes the change in uncertain tax benefit reserves for the two years ended December 31, 2020:

Unrecognized
Tax Benefits

Balance of unrecognized benefits as of January 1, 2019	$877
Additions for tax positions of prior years	-
Balance as of January 1, 2020	$877
Additions for tax positions of prior years	-
Balance as of December 31, 2020	$877

Schedule of Tax Years Subject to Examination
Jurisdiction	Tax Years
Federal	2016 - 2020
State and Local	2015 - 2020